Investments in subsidiaries and associates (Details) K in Millions	12 Months Ended
	Sep. 30, 2025 PGK (K) item shares	Sep. 30, 2024 PGK (K) item	Sep. 30, 2023 item
Investments in subsidiaries and associates
Number of NCIs material to the Group	0
Number of associates material to the Group	0
Number of businesses acquired during the year			0
Number of businesses sold during the year	0	0
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage of equity interests owned when acquisition is completed		98.65%
Number of shares acquired during the period from a minority shareholder | shares	58,000
Acquisition costs paid to minority shareholders | K	K 8	K 66
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage owned	98.70%	89.90%
Percentage of equity interests acquired		8.74%
Percentage of equity interests owned when acquisition is completed	99.73%
Westpac NZ Covered Bond Limited
Investments in subsidiaries and associates
Percentage owned	19.00%	19.00%
Westpac NZ Securitisation Limited
Investments in subsidiaries and associates
Percentage owned	19.00%	19.00%